Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Brendan Wood TopGun ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%	25.03%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	26.19%